UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-08659

THE HENSSLER FUNDS, INC.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler

3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Reinaldo Pascual, Esq.

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street, N.E., Suite 2400

Atlanta, Georgia 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2009 – April 30, 2010

Item 1.	Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

THE HENSSLER EQUITY FUND

Lighting the Way

ANNUAL REPORT

APRIL 30, 2010

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET KENNESAW, GEORGIA 30144

1-800-936-3863

WWW.HENNSLER.COM

APRIL 30, 2010

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LETTER TO THE SHAREHOLDERS
(Unaudited)	APRIL 30, 2010

May 20, 2010

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Fund’s return for the fiscal year ended April 30, 2010 was up 37.98% versus the Standard & Poor’s 500 Index (“S&P 500”) being up 38.84% for the same time period.(1) Since inception on June 10, 1998, The Fund has returned 4.47% on an annualized basis versus the S&P 500 that was up 2.31% over the same time period.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800936-3863. The Fund’s expense ratio, which is net of any expenses paid indirectly, is 1.28% for the fiscal year ended April 30, 2010.(2)

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our website, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The website also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 11 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA*
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. The Fund’s prospectus is available, without charge, upon request by calling toll-free 1-800-936-3863. Please read and consider this information carefully before you invest or send money.

(1)

The S&P 500 Index by Standard & Poor’s Corp. is an unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

(2)

The Fund’s expense ratio, which is net of expenses paid directly and indirectly and as reported in The Fund’s prospectus dated August 28, 2009, is 1.29%. The Fund bears a pro rata share of the fees and expenses of the other funds in which The Fund invests (“Acquired Funds”). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

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THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
(Unaudited)	APRIL 30, 2010

Because of our strong investment performance through April 30, 2010, our overall Morningstar Rating was four (4) stars when rated against 1,802 Large Cap Blend Funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 2010. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year Morningstar Rating metrics.(3)

Needless to say, the last couple of years have been very trying for all of us. High quality stocks have continued to hold up better in these volatile markets. As volatility returned to the market and many investors became wary of financial stocks amid the subprime crisis, investors moved to many of the financially strong companies that make up our portfolio. Our investment strategy remains intact. As you can tell, returns over the respective time periods have been very good on a relative basis versus our peers.

Currently, we are slightly over-weighted in Consumer Non-Cyclicals, Industrials and Technology. Since the last report, we initiated new positions in Diamond Offshore Drilling, Inc., Intel Corp., MasterCard, Inc. and Northrop Grumman Corp.

While adding those new high quality stocks, we also eliminated several positions. Stocks we sold during the last six months include Google, Inc., Jack Henry & Associates and Total S.A. ADR. We are confident that our decisions have enhanced the quality of The Fund and will contribute positively to its performance over the long term.

*	CFA Institute mark is a trademark owned by the CFA Institute.

(3)

Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 2010. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Henssler Equity Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,802 funds in the last three years, 1,446 funds over the past five-years and 754 funds over the past 10 years. With respect to these Large Blend funds, The Henssler Equity Fund received a Morningstar Rating of five stars for the three-year period, four stars for the five-year period and four stars for the 10-year period. The Henssler Equity Fund received an overall Morningstar rating of four stars. Past performance is no guarantee of future results.

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MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
(Unaudited)	APRIL 30, 2010

Performance of $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to April 30, 2010

Average Annual Total Return for the Period Ended April 30, 2010

	One Year	Five Year	Ten Year	Since Inception(1)	Investment Value Assuming $10,000 Investment at June 10 1998	Expense Ratio(2)
The Henssler Equity Fund	37.98%	3.66%	2.35%	4.47%	$16,811	1.28%
S&P 500 Index(3)	38.84%	2.63%	-0.19%	2.31%	$13,125

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

(1)	The Henssler Equity Fund began operation on June 10, 1998.

(2)

The Fund’s expense ratio, which is net of any expenses paid directly and indirectly and as reported in The Fund’s prospectus dated August 28, 2009, is 1.29%. The Fund bears a pro rata share of the fees and expenses of the other funds in which The Fund invests (“Acquired Funds”). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

(3)

The S&P 500 Index by Standard & Poor’s Corp. is an unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

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THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

EXPENSES
(Unaudited)	APRIL 30, 2010

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2009 to April 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value at November 1, 2009	Ending Account Value at April 30, 2010	Expense Paid During Period November 1, 2009 Through April 30, 2010*
Actual Fund Return	$1,000.00	$1,162.10	$6.79
Hypothetical Fund Return	$1,000.00	$1,018.52	$6.34

*

Expenses are equal to The Fund’s annualized expense ratio of 1.28%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 16.21°% for the six-month period of November 1, 2009 to April 30, 2010.

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TOP TEN HOLDINGS & ASSET ALLOCATION
(Unaudited)	APRIL 30, 2010

Top Ten Holdings* (% of Net Assets)

Teva Pharmaceutical
Industries Ltd.	3.72%
Johnson & Johnson	3.51%
Apache Corp.	3.34%
General Electric Co.	3.25%
The Walt Disney Co.	3.10%
Apple, Inc.	2.89%
Cisco Systems, Inc.	2.86%
Emerson Electric Co.	2.77%
International Business
Machines Corp.	2.72%
T Rowe Price Group, Inc.	2.70%

30.86%

Asset Allocation* (% of Net Assets)

Consumer, Non-Cyclical	22.74%
Industrial	14.40%
Technology	12.16%
Consumer, Cyclical	12.01%
Financial	11.96%
Energy	8.72%
Communications	7.41%
Exchange Traded Funds	6.54%
Utilities	1.08%
Net Cash & Cash Equivalents	2.98%

100.00%

* These allocations may not reflect the current or future position of The Fund.

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THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

SCHEDULE OF INVESTMENTS
APRIL 30, 2010

	Shares	Value

COMMON STOCKS - 90.48%
Communications - 7.41%
Media - 4.55%
The McGraw-Hill Cos., Inc.	67,000	$ 2,259,240
The Walt Disney Co.	130,825	4,819,593

		7,078,833

Telecommunications - 2.86%
Cisco Systems, Inc.(1)	165,300	4,449,876

Total Communications		11,528,709

Consumer Cyclical - 12.01%
Apparel -1.38%
VF Corp.	24,900	2,151,858

Auto Manufacturers - 0.99%
Honda Motor Co., Ltd.-ADR	45,500	1,537,445

Retail - 9.64%
Costco Wholesale Corp.	32,500	1,920,100
Lowe’s Cos., Inc.	95,600	2,592,672
McDonald’s Corp.	23,500	1,658,865
Tiffany & Co.	53,000	2,569,440
Walgreen Co.	113,170	3,977,925
Wal-Mart Stores, Inc.	42,700	2,290,855

		15,009,857

Total Consumer Cyclical		18,699,160

Consumer Non-Cyclical - 22.74%
Beverages - 1.76%
PepsiCo, Inc.	41,975	2,737,609

Commercial Services - 2.79%
Automatic Data Processing, Inc.	66,000	2,861,760
Mastercard, Inc. - Class A	6,000	1,488,240

		4,350,000

Cosmetics & Personal Care - 1.73%
The Procter & Gamble Co.	43,300	2,691,528

Food - 1.18%
HJ Heinz Co.	39,000	1,827,930

The accompanying notes are an integral part of these financial statements.	7
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SCHEDULE OF INVESTMENTS
APRIL 30, 2010

	Shares	Value

Healthcare Products - 9.40%
Alcon, Inc.	8,265	$ 1,288,183
Baxter International, Inc.	30,200	1,426,044
Johnson & Johnson	85,070	5,470,001
Medtronic, Inc.	37,500	1,638,375
Stryker Corp.	39,800	2,286,112
Varian Medical Systems, Inc.(1)	44,700	2,520,186

		14,628,901

Household Products/Wares - 2.16%
Church & Dwight Co., Inc.	48,600	3,365,550

Pharmaceuticals - 3.72%
Teva Pharmaceutical Industries, Ltd.-ADR	98,675	5,795,183

Total Consumer Non-Cyclical		35,396,701

Energy - 8.72%
Oil & Gas - 8.72%
Apache Corp.	51,100	5,199,936
Diamond Offshore Drilling, Inc.	17,700	1,400,070
Exxon Mobil Corp.	48,814	3,312,030
Murphy Oil Corp.	60,950	3,666,142

		13,578,178

Total Energy		13,578,178

Financial - 11.96%
Banks - 5.74%
The Bank of New York Mellon Corp.	91,275	2,841,391
Cullen/Frost Bankers, Inc.	50,500	2,997,680
Wells Fargo & Co.	93,600	3,099,096

		8,938,167

Diversified Financial Services - 4.88%
American Express Co.	73,500	3,389,820
T Rowe Price Group, Inc.	73,100	4,203,981

		7,593,801

Insurance -1.34%
Aflac, Inc.	41,100	2,094,456

Total Financial		18,626,424

8	The accompanying notes are an integral part of these financial statements.
THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

SCHEDULE OF INVESTMENTS
APRIL 30, 2010

	Shares	Value

Industrial - 14.40%
Aerospace/Defense - 2.24%
The Boeing Co.	25,350	$ 1,836,101
Northrop Grumman Corp.	24,300	1,648,269

		3,484,370

Electrical Components & Equipment - 2.77%
Emerson Electric Co.	82,500	4,308,975

Engineering & Construction - 0.82%
Fluor Corp.	24,000	1,268,160

Miscellaneous Manufacturers - 6.97%
3M Co.	25,000	2,216,750
General Electric Co.	268,035	5,055,140
Illinois Tool Works, Inc.	70,100	3,582,110

		10,854,000

Transportation - 1.60%
CH Robinson Worldwide, Inc.	41,400	2,496,420

Total Industrial		22,411,925

Technology - 12.16%
Computers - 6.77%
Accenture PLC - Class A	41,300	1,802,332
Apple, Inc.(1)	17,250	4,504,320
International Business Machines Corp.	32,800	4,231,200

		10,537,852

Semiconductors - 1.48%
Intel Corp.	101,000	2,305,830

Software - 3.91%
ANSYS, Inc.(1)	84,500	3,802,500
Oracle Corp.	88,500	2,286,840

		6,089,340

Total Technology		18,933,022

The accompanying notes are an integral part of these financial statements.	9
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SCHEDULE OF INVESTMENTS
APRIL 30, 2010

	Shares	Value
Utilities - 1.08%
Electric - 1.08%
Southern Co.	48,800	$1,686,528

Total Utilities		1,686,528

TOTAL COMMON STOCKS (COST $105,152,033)		140,860,647

EXCHANGE TRADED FUNDS - 6.54%
Exchange Traded Funds - 6.54%
Energy Select Sector SPDR Fund	46,300	2,773,833
iShares Dow Jones U.S. Regional Banks Index Fund	153,000	4,034,610
Materials Select Sector SPDR Fund	99,350	3,378,894

		10,187,337

TOTAL EXCHANGE TRADED FUNDS (COST $7,368,438)		10,187,337

SHORT TERM INVESTMENT - 2.96%
Fifth Third Institutional Money Market Fund,
7-Day Yield 0.120%	4,610,953	4,610,953

TOTAL SHORT TERM INVESTMENT (COST $4,610,953)		4,610,953

TOTAL INVESTMENTS (99.98%) (COST $117,131,424)		155,658,937

OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)		28,566

TOTAL NET ASSETS (100.00%)		$155,687,503

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SPDR - Standard & Poor’s 500 Depositary Receipt.

10	The accompanying notes are an integral part of these financial statements.
THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

STATEMENT OF ASSETS & LIABILITIES
APRIL 30, 2010

Assets:
Investments, at value (cost $117,131,424)	$155,658,937
Receivables:
Fund shares sold	85,542
Dividends and interest	128,364
Prepaid insurance	3,465

Total assets	155,876,308

Liabilities:
Payables:
Fund shares redeemed	27,658
Operating service fees due to adviser	89,455
Advisory fees due to adviser	61,909
Officers’ fees	3,783
Directors’ fees	6,000

Total liabilities	188,805

Net Assets	$155,687,503

Net Assets Consist of:
Common stock	$1,120
Paid-in capital	123,059,877
Undistributed net investment income	730,374
Accumulated net realized loss on investments	(6,631,381)
Net unrealized appreciation on investments and foreign currency translation	38,527,513

Net Assets	$155,687,503

Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	11,196,833

Net asset value, offering and redemption price per share ($155,687,503/11,196,833)	$13.90

The accompanying notes are an integral part of these financial statements.	11
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STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2010

Investment Income:
Interest	$5,750
Dividends (net of foreign withholding taxes of $33,498)	2,263,326

Total investment income	2,269,076

Expenses:
Operating service fees	843,767
Advisory fees	602,690
CCO compensation fees	43,397
Insurance fees	24,342
Directors’ fees	24,501

Total expenses	1,538,697

Net Investment Income	730,379

Realized and Unrealized Gain on Investments:
Net realized gain on investment securities	1,846,402
Net change in unrealized appreciation on investment securities	34,794,369

Net gain on investment securities	36,640,771

Net Increase in Net Assets Resulting from Operations	$37,371,150

12	The accompanying notes are an integral part of these financial statements.
THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

STATEMENTS OF CHANGES IN NET ASSETS
APRIL 30, 2010

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Operations:
Net investment income	$730,379	$832,362
Net realized gain/(loss) on investment securities	1,846,402	(8,385,685)
Net change in unrealized appreciation/(depreciation) on investments	34,794,369	(27,571,341)

Net increase/(decrease) in net assets from operations	37,371,150	(35,124,664)

Distributions to Shareholders:
From net investment income	(832,361)	(83,638)
From net realized gains on investments	–	(1,243,772)

Total distributions	(832,361)	(1,327,410)

Capital Share Transactions (Note 2):
Shares sold	55,802,221	30,926,707
Shares issued in reinvestment of distributions	762,456	1,185,614
Cost of shares redeemed	(19,609,904)	(24,095,972)

Net increase in net assets from capital share transactions	36,954,773	8,016,349

Net Increase/(Decrease) in Net Assets	73,493,562	(28,435,725)

Net Assets:
Beginning of year	82,193,941	110,629,666

End of year*	$155,687,503	$82,193,941

* Includes undistributed net investment income of:	$730,374	$832,356

The accompanying notes are an integral part of these financial statements.	13
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FINANCIAL HIGHLIGHTS

For the Year Ended April 30, 2010
Per Share Common Share Operating Performance:
Net Asset Value - Beginning of Year	$10.14

Income from Investment Operations:
Net investment income(1)	0.07
Net realized and unrealized gain/(loss) on investments(1)	3.77

Total income/(loss) from investment operations	3.84

Distributions to Shareholders:
Net investment income	(0.08)
Net realized gains on investments	–

Total distributions	(0.08)

Net Asset Value, End of Year	$13.90

Total Return	37.98%

Ratios/Supplemental Data:
Net Assets, end of year (in 000s)	$155,688
Ratio of expenses to average net assets	1.28%
Ratio of net investment income to average net assets	0.61%
Portfolio turnover rate	15%

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.

14	The accompanying notes are an integral part of these financial statements.
THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

APRIL 30, 2010

For the Year Ended April 30, 2009	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006

$15.05	$16.22	$14.99	$13.80

0.11	0.07	0.07	0.08
(4.85)	0.27	1.79	1.34

(4.74)	0.34	1.86	1.42

(0.01)	(0.06)	(0.14)	(0.04)
(0.16)	(1.45)	(0.49)	(0.19)

(0.17)	(1.51)	(0.63)	(0.23)

$10.14	$15.05	$16.22	$14.99

(31.49)%	1.94%	12.57%	10.31%

$82,194	$110,630	$116,356	$135,794
1.29%	1.28%	1.31%	1.29%

0.91%	0.42%	0.48%	0.52%
35%	53%	23%	58%

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NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

b)

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

The Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), issued in June 2009. In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” (formerly FIN 48) the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As of and during the year ended April 30, 2010, management has concluded that The Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as

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THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

income tax expense in the Statement of Operations. During the year, The Fund did not incur any interest and penalties. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Georgia. For the years ended April 30, 2007 through April 30, 2010 for the federal jurisdiction and for the years ended April 30, 2007 through April 30, 2010 for the State of Georgia, The Fund returns are still open to examination by the appropriate taxing authority.

c)

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)

Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund's understanding of the applicable country’s tax rules and rates.

g)

Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement

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NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2010

in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments

Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of April 30, 2010.

Valuation Inputs Investments	Investments in Securities

Level 1 – Quoted Prices
Common Stocks*	$140,860,647
Exchange Traded Funds	10,187,337
Short Term Investments	4,610,953
Level 2 – Other Significant Observable Inputs	–
Level 3 – Significant Unobservable Inputs	–

Total	$155,658,937

* See Schedule of Investments for industry classification.

For the fiscal year ended April 30, 2010, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold derivative instruments at any time during the year.

h)

Subsequent Events — In May 2009, in accordance with the FASB guidance, The Fund adopted the provision of “Subsequent Events,” which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. Management has evaluated whether any events or transactions occurred subsequent to April 30, 2010 through the issuance date of The Fund’s financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in The Fund’s financial statements.

2.	CAPITAL SHARE TRANSACTIONS

Transaction in shares of The Fund were as follows:

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009

Shares Sold	4,628,309	2,721,441
Shares Issued in Reinvestment of Distributions	60,178	115,107
Less Shares Redeemed	(1,598,138)	(2,081,374)

	3,090,349	755,174

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THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2010

3.	FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2010 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$40,066,987
Gross unrealized (depreciation) for all investments in which there was an excess of tax cost over value	(1,624,616)

Net unrealized appreciation	$38,442,371

Tax Cost	$117,216,566

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Components of Net Assets (Tax Basis)

As of April 30, 2010, the components of net assets on a tax basis were:

Ordinary income	$730,374
Accumulated net realized gain/(loss) on investments	(6,546,239)
Net unrealized appreciation/(depreciation) in value of investments	$38,442,371

Total	$32,626,506

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund. For the fiscal year ended April 30, 2010, The Fund did not record any reclassifications due to permanent book to tax differences.

The tax character of the distributions paid by The Fund for the fiscal years ended April 30, 2010 and 2009, was as follows:

Distributions paid from:	2010	2009

Ordinary Income	$832,361	$280,920

Long-Term Capital Gain	0	1,046,490

Total	$832,361	$1,327,410

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NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2010

Capital Loss Carryforwards: At April 30, 2010, The Fund had available for Federal income tax purposes unused capital losses of $806,140, which expire April 30, 2017 and capital losses of $5,740,099, which expire April 30, 2018. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the year ended April 30, 2010, the Adviser earned advisory fees of $602,690. At April 30, 2010, The Fund owed the Adviser $61,909 for investment management services.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. For the year ended April 30, 2010, the Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer fees of $24,501, $24,342 and $43,397, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the year ended April 30, 2010, the Adviser earned fees of $843,767. At April 30, 2010, the Fund owed the Adviser $89,455 for operating service fees.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

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THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2010

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the fiscal year ended April 30, 2010, were as follows:

Purchases	$51,533,413
Sales	$17,748,217

6.	REVOLVING LINE OF CREDIT

The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank. Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. As of April 30, 2010, there was no outstanding balance and there were no borrowings made during the fiscal year then ended.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2010, Taynik & Co. and Charles Schwab & Co., owned of record, in aggregate, more than 36% and 25% of The Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
APRIL 30, 2010

To The Shareholders and Board of Directors

The Henssler Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Henssler Equity Fund (the “Fund”), as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 23, 2010

22
THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

ADDITIONAL INFORMATION
(Unaudited)	APRIL 30, 2010

1.	N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.	PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities (“portfolio proxies”) held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

3.	DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund is included in the Company’s Annual Report for the fiscal year ended April 30, 2010. Directors who are not deemed to be “interested persons” of The Fund as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about The Fund’s Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863.

4.	TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the fiscal year ended April 30, 2010:

Qualified Dividend Income	100%
Corporate Dividends Received Deduction	100%

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INDEPENDENT DIRECTORS & OFFICERS
(Unaudited)	APRIL 30, 2010

Independent Directors

Name, Age and Address	Position with The Fund	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held

Robert E. Nickels (67) 2 Delegal’s Retreat Savannah, GA 31411	Director	Indefinite Term, Since 2002	One	None

Principal Occupation During past 5 years: Retired

David P. O’Brien, M.D. (70) 2626 Brookwood Drive Atlanta, GA 30305	Director	Indefinite Term, Since 2004	One	None

Principal Occupation During past 5 years: Retired, M.D. Urologist

Joseph W. Owen (49) 126 Riverview Drive Suwanee, GA 30024	Director	Indefinite Term, Since 2004	One	None

Principal Occupation During past 5 years: Vice President, Sybase, Inc.

24
THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2010

INDEPENDENT DIRECTORS & OFFICERS
(Unaudited)	APRIL 30, 2010

Additional Directors and Officers

Name, Age and Address	Position with The Fund	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held

Gene W. Henssler, Ph.D. (70)* 3735 Cherokee Street Kennesaw, GA 30144	Director, President, Co-Portfolio Manager	Indefinite Term, Since 1998	One	None

Principal Occupation During past 5 years: President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (55)* 3735 Cherokee Street Kennesaw, GA 30144	Director, Executive V.P., Treasurer	Indefinite Term, Since 1998	One	None

Principal Occupation During past 5 years: Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

William G. Lako, Jr., CFP ® (39) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Secretary	Indefinite Term, Since 1998	N/A	N/A

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (44) 3735 Cherokee Street Kennesaw, GA 30144	Vice President	Indefinite Term, Since 1998	N/A	N/A

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (37) 3735 Cherokee Street Kennesaw, GA 30144	Vice President, Co-Portfolio Manager	Indefinite Term, Since 1998	N/A	N/A

Principal Occupation During past 5 years: Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Christopher E. Reeves (39) 3735 Cherokee Street Kennesaw, GA 30144	Chief Compliance Officer	Indefinite Term, Since 2007	N/A	N/A

Principal Occupation During past 5 years:

Attorney, Powell Goldstein, LLP; Attorney, Lantz & Reeves P.C.; Chief Compliance Officer, G.W. Henssler & Associates, Ltd., Henssler Asset Management, LLC, and The Henssler Equity Fund

*	Dr. Gene Henssler and Patricia Henssler are “interested persons” of The Fund as defined under the 1940 Act, because of their positions with the Adviser and are related by marriage.

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Adviser

Henssler Asset Management, LLC 3735 Cherokee Street Kennesaw, Georgia 30144

Distributor ALPS Distributors, Inc.

P.O. Box 8796 Denver, Colorado 80201

Custodian Fifth Third Bank, N.A. 38 Fountain Square Plaza Cincinnati, Ohio 45263

Transfer, Reception, and Dividend Disbursing Agent ALPS Fund Services, Inc.

P.O. Box 8796

Denver, Colorado 80201

Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 800 Westpoint Parkway Suite 1100

Westlake, Ohio 44145-1594

Legal Counsel Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street NE

Suite 2400 Atlanta, Georgia 30308

Item 2.	Code of Ethics.

(a)    The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Not applicable.

(f) The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.	Principal Accountant Fees and Services.

(a)      Audit Fees: Fees for audit services for the Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, and for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $14,750 and $14,650, respectively.

(b)      Audit-Related Fees: For the Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, aggregate fees of $510 and $525, respectively, were billed to the Registrant for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements. For the Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, the aggregate fees of $0 and $0 were billed to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the Registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)      Tax Fees: For the Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, aggregate fees of $2,000, and $2,000, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. For the Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, aggregate fees of $0 and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(d)      All Other Fees: In Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, the aggregate fees $0 and $0, respectively, were billed to Registrant by the principal accountant for services reported in paragraphs (a) through (c) of this Item. For the Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, the aggregate fees of $0 and $0 were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for services other than the services reported in paragraph (a) through (c).

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The Registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)    Aggregate Non-Audit Fees: In Registrant’s fiscal years ended April 30, 2010 and April 30, 2009, the aggregate non-audit fees $0 and $0 were billed to the Registrant by the Registrant’s accountant for services rendered to the Registrant. In Registrant’s fiscal years ended April 30, 2010 and April, 2009, the aggregate non-audit fees of $0 and $0 were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)      The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)      There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable.

(b)      The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 8, 2010

By:	/s/Patricia T. Henssler
Patricia T. Henssler
Treasurer (Principal Financial Officer)

Date:	July 8, 2010